Sales revenues (Details Narrative) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Sales revenues	$ 2,099	$ 2,227
Client One [Member]
IfrsStatementLineItems [Line Items]
Sales revenue	12.00%	12.00%	15.00%
Client Two [Member]
IfrsStatementLineItems [Line Items]
Sales revenue			10.00%